Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Less: accumulated depreciation	$ (389)	$ (333)
Total	409	326
Computers and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, net, gross	$ 798	$ 659